Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,584,971	$ 103,333
Less: accumulated depreciation	(77,401)	(31,570)
Property and equipment, net	1,507,570	71,763
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	988,076	17,394
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	480,198
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 116,697	$ 85,939